FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS

5.	FEDERAL INCOME TAX STATUS

The Internal Revenue Service (“IRS”) has determined and informed the Company that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. Although the Plan has been amended since receiving the determination letter, the Company and the Plan administrator continue to believe that the Plan is currently designed and operating in compliance with the applicable requirements of the IRC and that the Plan and related trust continue to be tax-exempt.